Equity Securities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Equity Securities [Line Items]
Equity securities, carried at fair value	$ 39,098	$ 34,009
Equity securities	72,886	60,008
Held for trading [Member]
Equity Securities [Line Items]
Equity securities, carried at fair value	27,476	23,032
Held for trading [Member] | Marketable equity securities [Member]
Equity Securities [Line Items]
Equity securities, carried at fair value	27,476	23,032
Not held for trading [Member]
Equity Securities [Line Items]
Equity securities, carried at fair value	11,622	10,977
Equity securities	45,410	36,976
Not held for trading [Member] | Marketable equity securities [Member]
Equity Securities [Line Items]
Equity securities, carried at fair value	2,578	1,564
Not held for trading [Member] | Nonmarketable equity securities [Member]
Equity Securities [Line Items]
Equity securities, carried at fair value	9,044	9,413
Not held for trading [Member] | Equity method investments [Member]
Equity Securities [Line Items]
Equity securities, not carried at fair value	8,196	6,850
Not held for trading [Member] | Private equity [Member]
Equity Securities [Line Items]
Equity securities, not carried at fair value	3,077	2,960
Not held for trading [Member] | Tax-advantaged renewable energy [Member]
Equity Securities [Line Items]
Equity securities, not carried at fair value	4,740	3,481
Not held for trading [Member] | New market tax credit and other [Member]
Equity Securities [Line Items]
Equity securities, not carried at fair value	379	409
Not held for trading [Member] | Low-income housing tax credit investments [Member]
Equity Securities [Line Items]
Equity securities, not carried at fair value	12,314	11,353
Not held for trading [Member] | Federal Reserve Bank stock and other at cost [Member]
Equity Securities [Line Items]
Equity securities, not carried at fair value	3,584	3,588
Not held for trading [Member] | Other method investments - Private equity [Member]
Equity Securities [Line Items]
Equity securities, not carried at fair value	$ 9,694	$ 4,208